RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

The Company’s related parties consist of the Company’s Directors and Officers. Key management consists of Directors, Officers and Vice Presidents of the Company. The compensation paid or payable to key management for services during the years ended December 31, 2022 and 2021 is as follows:

Service or Item	Year ended December 31,
	2022	2021
Directors’ fees	$296	$294
Salaries and consultants’ fees	2,089	2,188
Share-based payments (non-cash)	1,669	1,128
Total	$4,054	$3,610